Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0001111711
Registrant Name	NISOURCE INC.
Registration File Number	333-291167
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES